FINANCIAL EXPENSES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL EXPENSES
Commission expenses due to early collection of credit card receivables	₺ (4,453,460)	₺ (2,636,717)	₺ (1,907,062)
Interest expenses on purchases	(2,349,292)	(1,558,573)	(481,418)
Foreign currency exchange losses	(320,665)	(1,146,474)	(1,118,473)
Interest expenses on bank borrowings	(304,102)	(319,330)	(142,508)
Interest expenses on lease liabilities	(212,681)	(111,201)	(185,336)
Fair value losses on financial assets measured at fair value			(230,059)
Other	(20,114)	(17,373)	(3,257)
Total	₺ (7,660,314)	₺ (5,789,668)	₺ (4,068,113)